Deferred Taxation	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred Taxation
18.
DEFERRED TAXATION

For the purpose of presentation in the consolidated financial statements, the deferred tax assets and liabilities have been offset.

The major deferred tax assets (liabilities) recognized and movements thereon during the years ended December 31, 2021, 2022 and 2023 are as follows:

	Accelerated tax depreciation	Accrual	Total
As of January 1, 2021	$(46)	$46	$—
Credit (charge) to profit or loss (Note 10)	14	(14)	—
As of December 31, 2021	(32)	32	—
Credit (charge) to profit or loss (Note 10)	(19)	19	—
As of December 31, 2022	(51)	51	—
(Charge) credit to profit or loss (Note 10)	40	(40)	—
As of December 31, 2023	$(11)	$11	$—

The Group had unused tax losses of $62,866 available for offset against future profits as of December 31, 2022. The Group had unused tax losses, temporary differences and unused tax credits of $97,607, $17,221 and $7,462, respectively, as of December 31, 2023. No deferred tax asset has been recognized due to the unpredictability of future profit streams. As of December 31, 2022 and 2023, the unrecognized tax losses and temporary differences will be carried forward and expire in years as follows:

	As of December 31,
	2022	2023
Unused tax losses
2024	$2,364	$2,319
2025	4,634	4,973
2026	7,025	10,144
2027	15,757	9,176
2028	—	9,571
Indefinite	33,086	61,424
Total unused tax losses	$62,866	$97,607
Tax effected deductible temporary differences
Indefinite	15,506	17,221
	$15,506	$17,221

As of December 31, 2023 the unused credits will be carried forward and expire in years as follows:

Unused tax credits
2038	$62
2039	229
2040	1,320
2041	1,800
2042	2,589
2043	1,462
Total unused tax credits	$7,462

Management has estimated the expected outcome of the disputes by using the expected value method to determine the provisions for uncertain tax treatment. The Group reported uncertain tax treatment of $2,190 as of December 31, 2023, netted in the deferred tax assets, that are not recognized in the financial statements.